Label	Element	Value
MFS Emerging Markets Equity Research Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 2, 2024, to the Prospectus dated November 28, 2023.
MFS® Emerging Markets Equity Research Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS Emerging Markets Equity Research Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective March 24, 2024, the seventh paragraph in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

Risk Narrative [Text Block] (Deprecated 2023-01-31)	rr_RiskNarrativeTextBlock

Effective March 24, 2024, the risk entitled "Non-Diversification Risk" under the sub-heading entitled "Principal Risks" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

MFS Emerging Markets Equity Research Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If MFS invests a significant percentage of the fund's assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.